GOLDMAN SACHS TRUST II

Class R6 Shares of the

Goldman Sachs Target Date Portfolios

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated November 17, 2017 to the

Prospectus, Summary Prospectuses and Statement of Additional Information

each dated February 28, 2017, as supplemented to date

Goldman Sachs Trust II (the “Trust”), on behalf of the Portfolios, has modified certain eligibility requirements applicable to investors who purchase Class R6 Shares of the Portfolios. Effective December 17, 2017, Class R6 Shares generally will be available to the following investors who purchase shares of the Portfolios through certain intermediaries that have a contractual relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”, “Distributor” or “Transfer Agent”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”), using a plan level or omnibus account, unless otherwise noted below.

⬛	Investors who purchase Class R6 Shares through asset-based fee programs of certain Intermediaries that have entered into a contractual relationship with the Distributor to offer Class R6 Shares through such programs;
⬛	Section 401(k), 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts) or SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”);
⬛	Registered investment companies or bank collective trusts;
⬛	Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least $5,000,000 directly with the Transfer Agent; and
⬛	Other investors at the discretion of the Trust’s officers.

Notwithstanding anything to the contrary, for the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco Company, L.P.

This Supplement should be retained with your Prospectus, Summary Prospectus, and Statement of Additional Information for future reference.

TARGDATER6STK 11-17